UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
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Title:    Chief Operating Officer
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Phone:    (212) 302-9500
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Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      08/06/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  45
                                        -------------------

Form 13F Information Table Value Total:  $  351,817
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------- ----- ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  12,260      642,212   X                               171,067   471,145
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103   8,247      821,461   X                               222,327   599,134
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108  12,819      314,429   X                                88,642   225,787
AVENTIS ADR SPONSORED   FOREIGN COMMON  053561106  12,833      234,613   X                                61,377   173,236
AXA ADR SPONSORED       FOREIGN COMMON  054536107   6,521      417,770   X                               129,730   288,040
BANK AMER CORP COM      COMMON          060505104   3,256       41,204   X                                 8,239    32,965
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204  13,342      445,910   X                               119,650   326,260
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104   6,966      165,771   X                                47,545   118,226
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302   9,559      395,346   X                                99,626   295,720
CANON INC ADR           FOREIGN COMMON  138006309   5,925      129,794   X                                38,370    91,424
CITIGROUP INC COM       COMMON          172967101   4,526      105,758   X                                23,041    82,717
COCA COLA CO            COMMON          191216100   3,956       85,246   X                                17,395    67,851
DANSKE BK A/S ADR       FOREIGN COMMON  236363107   6,013      308,829   X                                85,814   223,015
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  11,664      266,545   X                                71,648   194,897
ENDESA SA ADR SPONSOR   FOREIGN COMMON  29258N107  12,461      764,467   X                               205,299   559,168
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  10,251      134,817   X                                36,215    98,602
EXXON MOBIL CORP COM    COMMON          30231G102   3,903      108,695   X                                21,739    86,956
FEDERAL NAT MORTGAGE    COMMON          313586109   3,633       53,876   X                                10,585    43,291
GENERAL ELEC CO         COMMON          369604103   3,521      122,774   X                                23,375    99,399
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105  11,172      275,583   X                                75,877   199,706
HEINEKEN N V ADR        FOREIGN COMMON  423012202  10,419      293,660   X                                84,061   209,599
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  13,969      236,315   X                                61,839   174,476
I B M                   COMMON          459200101   3,761       45,589   X                                 8,635    36,954
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103   9,343      532,963   X                               141,178   391,785
JOHNSON & JOHNSON       COMMON          478160104   3,796       73,433   X                                14,465    58,968
KAO CORP ADR            FOREIGN COMMON  485537203   6,708       36,038   X                                 9,140    26,898
LILLY, ELI AND COMPAN   COMMON          532457108   3,936       57,074   X                                11,800    45,274
LLOYDS TSB GROUP ADR    FOREIGN COMMON  539439109   4,735      163,236   X                                45,947   117,289
MERCK & CO INC          COMMON          589331107   3,993       65,953   X                                12,600    53,353
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406  13,091      253,803   X                                65,688   188,115
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204  10,059      612,225   X                               160,702   451,523
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  14,145      355,320   X                                90,631   264,689
PFIZER INC              COMMON  COMMON  717081103   2,870       84,027   X                                19,340    64,687
PROCTER & GAMBLE COMP   COMMON          742718109   4,108       46,066   X                                 9,405    36,661
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804   9,612      206,172   X                                55,177   150,995
SAN PAOLO-IMI S P A A   FOREIGN COMMON  799175104   5,101      271,041   X                                79,285   191,756
SANOFI-SYNTHELABO SA    FOREIGN COMMON  80105N105   9,616      329,897   X                                89,180   240,717
SBC COMMUNICATIONS IN   COMMON          78387G103   3,271      128,036   X                                32,678    95,358
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501   8,505      174,109   X                                49,679   124,430
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  10,971      865,935   X                               225,272   640,663
TOTAL FINA ELF S A AD   COMMON          89151E109  12,496      164,859   X                                42,612   122,247
UBS AG SHS              FOREIGN COMMON  H8920M855   8,520      153,784   X                                42,735   111,049
UNILEVER N V NEW YORK   FOREIGN COMMON  904784709     659       12,203   X                                11,795       408
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  11,741      365,761   X                                81,778   283,983
VERIZON COMMUNICATION   COMMON          92343V104   3,559       90,211   X                                18,500    71,711
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